Summary Of Significant Accounting Policies - Summary of Customers Accounting for 10% or More of the Company's Revenue (Details) - Rigetti Holdings [Member] - Customer Concentration Risk [Member] - Revenue Benchmark [Member]
	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Customer A [Member]
Accounting Policies [Line Items]
Concentration risk percentage	29.00%		32.00%	16.00%
Customer B [Member]
Accounting Policies [Line Items]
Concentration risk percentage	19.00%	30.00%	31.00%
Customer C [Member]
Accounting Policies [Line Items]
Concentration risk percentage	19.00%		15.00%	32.00%
Customer D [Member]
Accounting Policies [Line Items]
Concentration risk percentage	18.00%	34.00%		24.00%
Customer E [Member]
Accounting Policies [Line Items]
Concentration risk percentage	14.00%	15.00%		10.00%